Financial Assets and Liabilities - Summary of Net Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash and cash equivalents	$ 77,528	$ 129,328	$ 81,348	$ 50,426
Borrowings Repayable within one year	(44,123)	(35,974)
Borrowings Repayable after one year	(55,598)	(63,340)
Net Debt	(22,193)	30,014
Gross debt	(90,657)	(89,478)
Fixed interest rate [member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Gross debt	(48,094)	(49,414)
Floating Interest Rate
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Gross debt	$ (51,627)	$ (49,900)